Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 693	$ 669
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.00%	0.00%
Cost of guarantees	$ 110	$ 100
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	118	78
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	355	420
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 110	$ 71
Bottom of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	1.30%	2.20%
Bottom of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	3.00%	3.60%
Bottom of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.10%
Long-term investment returns on relevant portfolios	2.40%	2.70%
Bottom of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.10%	4.10%
Long-term investment returns on relevant portfolios	2.30%	2.70%
Top of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	3.90%	3.00%
Top of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	4.50%	3.70%
Top of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.00%
Long-term investment returns on relevant portfolios	4.50%	4.60%
Top of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.10%	4.10%
France | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.60%
France | Bottom of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	1.25%
France | Top of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	3.72%